Contract Assets and Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 42,641	¥ 40,648
Advances received from customers for future services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	41,537	39,498
Other contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 1,104	¥ 1,150